UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177441

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 2	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330

Amendment No. 434	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT–II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President Corporate Governance and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	January 4, 2013

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on January 4, 2013 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company • Nationwide Variable Account-II

Prospectus supplement dated January 4, 2013 to the
Nationwide Destination B New York 2.0 prospectus dated April 20, 2012

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective January 14, 2013, the following changes are made to Nationwide Destination B New York 2.0:

1.	The "7% Lifetime Income Option" name is changed to "7% Nationwide Lifetime Income Rider".

2.	The "7% Spousal Continuation Benefit" name is changed to "Joint Option for the 7% Nationwide Lifetime Income Rider".

3.
For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit) is equal to 0.30% of the Current Income Benefit Base.

4.
For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the Lifetime Withdrawal Percentages associated with the Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit) are as follows:

Contract Owner’s Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
50 up to 59½	3.00%
59½ through 64	3.75%
65 through 80	4.75%
81 and older	5.75%

Accordingly, the following changes apply to your prospectus:

1.	All references to the "7% Lifetime Income Option" will be replaced with "7% Nationwide Lifetime Income Rider" or "7% Nationwide L.inc" as a short name where applicable.

2.	All references to the "7% Spousal Continuation Benefit" will be replaced with "Joint Option for the 7% Nationwide Lifetime Income Rider" or "Joint Option" as a short name where applicable.

3.	The "Recurring Contract Expenses" table is deleted in its entirety and replaced with the following:

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$303
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.10%
Administrative Charge	0.20%
One-Year Enhanced Death Benefit Option Charge Total Variable Account Charges (including this option only)	0.20% 1.50%
Additional Optional Riders (assessed annually as a percentage of the Current Income Benefit Base4)
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50%5
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40%6

3 On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary.  This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
4 For information about how the Current Income Benefit Base is calculated, please see "Determination of the Income Benefit Base Prior to the First Withdrawal."
5 Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 1.20% of the Current Income Benefit Base.
6 The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected.  For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base.  For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.

4.
The "Joint Option for the 7% Nationwide Lifetime Income Rider" subsection (formerly the "7% Spousal Continuation Benefit" subsection) of the "Charges and Expenses" section in "Synopsis of the Contracts" is deleted in its entirety and replaced with the following:

Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)

The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider ("7% Nationwide L.inc"), provided that certain conditions are satisfied.  The Joint Option is only available for election at the time of application if the 7% Nationwide L.inc is elected.

If the applicant elects the Joint Option, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base.  For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced.  For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option, however, the Lifetime Withdrawal Percentages will be reduced.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.  If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide L.inc charge.  The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.

5.
The "Joint Option for the 7% Nationwide Lifetime Income Rider" section (formerly the "7% Spousal Continuation Benefit" section) in "Optional Contract Benefits, Charges, and Deductions" is deleted in its entirety and replaced with the following:

Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)

At the time the 7% Nationwide Lifetime Income Rider ("7% Nationwide L.inc") is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts).  The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc, provided certain conditions are met.  Once the Joint Option is elected, it may not be removed from the contract, except as provided in the "Marriage Termination" section.

The charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base.  For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base.  For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option.

If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc as follows:

For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later):

Contract Owner’s Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
50 up to 59½	3.00%
59½ through 64	3.75%
65 through 80	4.75%
81 and older	5.75%

For contracts issued before January 14, 2013, or the date of state approval (whichever is later):

Contract Owner’s Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
50 up to 59½	3.00%
59½ through 64	3.50%
65 through 80	4.50%
81 and older	5.50%

The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.

To be eligible for the Joint Option, the following conditions must be met:

(1)	Both spouses must be between 50 and 85 years old at the time of application;

(2)
Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals.  Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information");

(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;

(4)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;

(5)	Both spouses must be named as primary beneficiaries;

(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and

(7)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).

Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits.  The Joint Option allows a surviving spouse to continue receiving the lifetime income payments associated with the 7% Nationwide L.inc.  In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.

Marriage Termination

If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract.  Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.

Risks Associated with Electing the Joint Option

There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option.  This will occur if:

(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;

(2)	the contract is annuitized; or

(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.

Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.

6.	The “Legal Proceedings” section of your prospectus is updated to include the following in the 8th paragraph directly before the final sentence for that paragraph:

Lower court granted Nationwide’s motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012.

INCORPORATION BY REFERENCE

The prospectus supplements dated June 14, 2012 and November 5, 2012, and the prospectus, statement of additional information, and Part C that were effective April 20, 2012, previously filed with the Commission under SEC file No. 333-177441, are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 7th day of December, 2012.

NATIONWIDE VARIABLE ACCOUNT-II
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 7th day of December, 2012.

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact